Provision for decommissioning costs (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Provision for Decommissioning Costs
18.	Provision for decommissioning costs

Non-current liabilities	Jan-Jun/2018	Jan-Dec/2017
Opening balance	14,143	10,252
Adjustment to provision	25	4,166
Transfers related to liabilities held for sale	—	(117)
Payments made	(265)	(709)
Interest accrued	346	757
Others	56	24
Cumulative translation adjustment	(2,029)	(230)

Closing balance	12,276	14,143